Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

MCGRATH RENTCORP

EMPLOYEE STOCK OWNERSHIP AND 401(k) PLAN

EIN 94-2579843

Plan Number 001

Schedule H, line 4i – Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issuer, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value
*	McGrath RentCorp Unitized Stock Fund:
	McGrath RentCorp Common Stock	Common 231,507 shares	**	24,299,502
	Money Market Fund	SS INST US GOV MM ADMIN	**	314,896
	Mutual Funds:
	Hartford Funds	HARTFORD INTL OPPOR HLS IA	**	2,753,682
	Principal Funds	PRINCIPAL SMALLCAP GROWTH R6	**	1,150,997
	Victory Capital	VICTORY SYC SMALL CO OPP R6	**	1,219,567
	Collective Investment Trusts:
	Fidelity Institutional Asset Management	FIAM CORE PLUS COM POOL CL I	**	4,676,794
	Galliard Capital Management	GALLIARD STABLE RETURN FUND E	**	3,302,226
	Metropolitan Life Insurance Company	GG CIT III Metlife GAC 25554 J	**	3,034,648
	Great Gray Trust Company, LLC	GREAT GRAY TR EUROPACGRTH CT	**	2,497,586
	Harbor Funds	HARBOR CAPITAL APPREC CIT CL R	**	9,205,584
	MFS Series Trust Fund	MFS LRG CAP VALUE FD CIT CL CT	**	6,583,040
	MFS Series Trust Fund	MFS MID CAP GROWTH FUND CT	**	1,120,124
	MFS Series Trust Fund	MFS MID CAP VALUE FUND CL CT	**	2,289,878
	Northern Trust	NT CIT ACWI EX US IMI DC NL	**	1,527,826
	Northern Trust	NT CIT AGGREGATE BD IDX NL	**	2,218,863
	Northern Trust	NT CIT EXTND MKT IDX DC NL	**	5,225,428
	Northern Trust	NT CIT S&P 500 INDEX DC NL	**	13,334,047
	T Rowe Price	TROWEPRICE RETRMNT 2005 TRST K	**	145,043
	T Rowe Price	TROWEPRICE RETRMNT 2010 TRST K	**	137,993
	T Rowe Price	TROWEPRICE RETRMNT 2015 TRST K	**	380,787
	T Rowe Price	TROWEPRICE RETRMNT 2020 TRST K	**	1,435,927
	T Rowe Price	TROWEPRICE RETRMNT 2025 TRST K	**	7,456,475
	T Rowe Price	TROWEPRICE RETRMNT 2030 TRST K	**	8,992,805
	T Rowe Price	TROWEPRICE RETRMNT 2035 TRST K	**	11,441,008
	T Rowe Price	TROWEPRICE RETRMNT 2040 TRST K	**	9,592,559
	T Rowe Price	TROWEPRICE RETRMNT 2045 TRST K	**	2,886,655
	T Rowe Price	TROWEPRICE RETRMNT 2050 TRST K	**	1,672,560
	T Rowe Price	TROWEPRICE RETRMNT 2055 TRST K	**	993,153
	T Rowe Price	TROWEPRICE RETRMNT 2060 TRST K	**	398,344
	T Rowe Price	TROWEPRICE RETRMNT 2065 TRST K	**	235,827
	T Rowe Price	TROWEPRICE RETRMNT BAL TRST K	**	606,190
	Brokerage Accounts:
	Self Directed Brokerage Accounts	Various investments including common stocks, mutual funds, money market funds and unit investment trusts	**	10,530,126
		Total Investments		$141,660,140
*	Notes Receivable from Participants	Interest rates ranging from 3.25% to 9.00% per annum with terms of up to 15 years.	**	$2,724,661
		Total		$144,384,801

* A party-in-interest as defined by ERISA.

** Column (d), Cost, is not applicable as all investments are participant-directed.